Related Party Transaction - Summary of Vitol's existing storage capacity and guarantee duration (Detail)	12 Months Ended
Dec. 31, 2014 MMBbls
Related Party Transaction [Line Items]
Vitol Storage	20.5
Amsterdam, NL [Member]
Related Party Transaction [Line Items]
Vitol Storage	2.9
Guarantee Duration	4 years 6 months
Antwerp, BE [Member]
Related Party Transaction [Line Items]
Vitol Storage	2.3
Guarantee Duration	2 years 6 months
Rotterdam, NL [Member]
Related Party Transaction [Line Items]
Vitol Storage	5.1
Guarantee Duration	4 years 6 months
Seaport Canaveral [Member]
Related Party Transaction [Line Items]
Vitol Storage	2.8
Guarantee Duration	2 years 6 months
Fujairah, UAE [Member]
Related Party Transaction [Line Items]
Vitol Storage	7.4
Guarantee Duration	4 years 6 months